UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2020 to December 31, 2020.

Date of Report (Date of earliest event reported): February 2, 2021

Commission File Number of securitizer: 025-03191

Central Index Key Number of securitizer: 0001618081

HILTON RESORTS CORPORATION

Charles R. Corbin

(407) 722-3100

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: _______________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________.

Central Index Key Number of underwriter (if applicable): ____________.

Name and telephone number, including area code, of the person to contact in connection with this filing

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

In June 2014, March 2017, September 2018, August 2019, and June 2020 Hilton Resorts Corporation (the “Originator”) organized and initiated issuances of timeshare loan-backed securities, all of which were privately issued by the following (as applicable): Hilton Grand Vacations Trust 2014-A, Hilton Grand Vacations Trust 2017-A, Hilton Grand Vacations Trust 2018-A, Hilton Grand Vacations Trust 2019-A, and Hilton Grand Vacations Trust 2020-A. The underlying transaction agreements relating to these issuances provide a covenant of the Originator to repurchase individual pool assets (the “Timeshare Loans”) from the related issuer upon the breach of certain representations and warranties made by the Originator concerning the Timeshare Loans. The Originator did not receive any demands to repurchase any of the Timeshare Loans from January 1, 2020 to December 31, 2020. Accordingly, the Originator has no repurchase demand activity to report, which it has indicated by checking the appropriate box on the cover page of this initial Form ABS-15G.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

HILTON RESORTS CORPORATION (Securitizer)

Date: February 2, 2021

/s/ Charles R. Corbin
Charles R. Corbin Secretary